Schedule of Investments (unaudited)
February 28, 2026
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 Western Asset High Yield Opportunity Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 85.1%
Communication Services — 16.2%
Diversified Telecommunication Services — 3.6%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,380,000	$973,750 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,580,000	1,096,105 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	936,000	880,690 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	1,051,830	1,008,348 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	221,036	212,453 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	820,000	854,653 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	10,000	10,364 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	380,000	402,714 (a)
Total Diversified Telecommunication Services				5,439,077
Entertainment — 0.6%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	409,553 (a)
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	650,000	458,250
Total Entertainment				867,803
Media — 8.3%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	370,000	397,015 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	260,000	226,659 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	1,550,000	1,574,244 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.700%	12/1/55	540,000	527,101
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	390,000	412,435 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	830,000	831,322 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	230,000	235,411 (a)
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,360,000	1,313,486
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	810,000	786,243 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	110,000	113,941 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	4,405,100	4,812,679
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	13,247	13,433 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	80,000	70,862 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	250,000	221,496 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	262,500	233,475 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	260,000	238,627 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	290,000	296,969 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	210,000	206,551 (a)
Total Media				12,511,949
Wireless Telecommunication Services — 3.7%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	2,310,000	1,647,465 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	240,000	146,644 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,610,000	597,399 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	850,000	510,868 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,148,000	2,304,677
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	158,946
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	340,000	303,052 (a)
Total Wireless Telecommunication Services				5,669,051

Total Communication Services				24,487,880
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 17.4%
Automobile Components — 3.4%
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	20,000	$19,555
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	640,000	650,884 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	520,000	544,939 (a)
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	950,000	859,004 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	230,000	243,240 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	810,000	839,654 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	380,000	391,856 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,630,000	1,636,205 (a)
Total Automobile Components				5,185,337
Automobiles — 1.7%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,800,000	2,622,088 (a)
Diversified Consumer Services — 0.7%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	340,000	327,644 (a)
Service Corp. International, Senior Notes	7.500%	4/1/27	740,000	762,702
Total Diversified Consumer Services				1,090,346
Hotels, Restaurants & Leisure — 7.0%
Carnival PLC, Senior Notes	1.000%	10/28/29	1,310,000 EUR	1,443,902
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,310,000	1,139,700 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	670,000	655,025 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	200,000	199,660 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,239,000	1,324,718 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	20,000	20,544 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	500,000 GBP	710,295 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	580,000	592,905 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,720,000	1,830,863 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	60,000	60,160 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	880,000	879,552 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	700,000	695,998 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	920,000	993,991 (a)
Total Hotels, Restaurants & Leisure				10,547,313
Household Durables — 0.5%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	430,000	440,009 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	220,000	231,691 (a)
Total Household Durables				671,700
Specialty Retail — 4.1%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	360,000	366,114 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,090,000	1,117,152 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	1,410,000	1,319,130 (a)(c)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	490,000	492,534 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,040,000	1,040,508 (a)
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	220,000	214,191 (a)(c)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	370,000	361,612 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	740,000	768,718
Upbound Group Inc., Senior Notes	6.375%	2/15/29	530,000	525,104 (a)
Total Specialty Retail				6,205,063

Total Consumer Discretionary				26,321,847
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.7%
Beverages — 0.5%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	760,000	$761,779 (a)
Food Products — 0.2%
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	390,000	399,412 (a)

Total Consumer Staples				1,161,191
Energy — 11.5%
Energy Equipment & Services — 1.1%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	770,000	798,124 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	380,000	395,722 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	400,000	406,730 (a)
Total Energy Equipment & Services				1,600,576
Oil, Gas & Consumable Fuels — 10.4%
Chord Energy Corp., Senior Notes	6.000%	10/1/30	300,000	306,591 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	750,000	779,475 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	332,000	341,851 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	1,380,000	1,371,940 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	990,000	745,941
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	910,000	877,581 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	350,000	361,919 (a)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	480,000	491,031 (a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	563,205
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	560,000	410,077 (a)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	10,000	10,577 (a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	623,850 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	180,000	185,510 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	150,000	157,094 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	786,000	813,074 (a)(d)(e)
Sunoco LP, Senior Notes	5.625%	3/15/31	390,000	393,536 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,130,000	1,864,412 (a)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	270,000	274,046 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	240,000	254,442 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	100,000	105,046 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	460,000	521,995 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	290,000	309,084 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	390,000	395,761 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	160,000	156,596 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	180,000	177,869
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000	477,473
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	920,000	799,513
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	377,323
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,650,215
Total Oil, Gas & Consumable Fuels				15,797,027

Total Energy				17,397,603
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 7.5%
Banks — 2.4%
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	810,000	$862,683 (a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	270,000	279,295 (d)(e)
Citigroup Inc., Junior Subordinated Notes (6.950% to 2/15/30 then 5 year Treasury Constant Maturity Rate + 2.726%)	6.950%	2/15/30	230,000	237,006 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,030,000	2,206,649 (d)(e)
Total Banks				3,585,633
Capital Markets — 0.7%
Credit Suisse AG AT1 Claim	—	—	6,220,000	0 *(f)(g)(h)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	140,000	145,391 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	370,000	393,047 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	540,000	589,038 (a)(d)(e)
Total Capital Markets				1,127,476
Consumer Finance — 0.8%
EZCORP Inc., Senior Notes	7.375%	4/1/32	360,000	386,438 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	760,000	749,103 (a)(e)
Total Consumer Finance				1,135,541
Financial Services — 1.3%
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	140,000	121,889 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	730,000	759,938 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	370,000	386,171 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	510,000	511,660 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	270,000	251,477 (a)
Total Financial Services				2,031,135
Insurance — 1.5%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	150,000	147,233 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	740,000	717,589 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,070,000	1,124,750 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	280,000	278,820 (a)
Total Insurance				2,268,392
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	230,000	229,027 (a)
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	580,000	564,760 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	370,000	388,169 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,181,956

Total Financials				11,330,133
Health Care — 8.3%
Health Care Providers & Services — 5.2%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	690,000	667,221 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	170,000	150,474 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,510,000	$1,386,612 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,368,000	1,484,247 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	420,000	443,129 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000	1,087,812
LifePoint Health Inc., Senior Notes	10.000%	6/1/32	210,000	219,293 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	10,000	10,682 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	470,000	511,065 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	370,000	389,783 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	340,000	332,847 (a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	882,000	884,552
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000	273,568
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	161,000	134,435 (a)
Total Health Care Providers & Services				7,975,720
Health Care Technology — 0.5%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	770,000	724,732 (a)
Pharmaceuticals — 2.6%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,178,000	1,219,239 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	140,000	110,775 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	294,000	273,880 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,610,000	1,628,805
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	920,000	707,723
Total Pharmaceuticals				3,940,422

Total Health Care				12,640,874
Industrials — 9.8%
Aerospace & Defense — 1.5%
Bombardier Inc., Senior Notes	7.500%	2/1/29	290,000	301,731 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,540,000	1,640,351 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	370,000	388,256 (a)
Total Aerospace & Defense				2,330,338
Building Products — 0.2%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	230,000	231,666 (a)
Commercial Services & Supplies — 4.0%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	20,000	20,019
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,420,000	1,477,604
GEO Group Inc., Senior Notes	10.250%	4/15/31	690,000	741,347
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	360,000	375,412
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	559,107 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	750,000	757,608 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	210,000	205,808 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	730,000	759,868 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	100,000	102,479 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	940,000	969,515 (a)
Total Commercial Services & Supplies				5,968,767
Construction & Engineering — 1.1%
Arcosa Inc., Senior Notes	6.875%	8/15/32	210,000	220,462 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,350,000	1,481,547 (a)
Total Construction & Engineering				1,702,009
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ground Transportation — 0.9%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,460,000	$1,425,239 (a)
Machinery — 0.7%
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	160,000	164,601 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	510,000	529,914 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	380,000	381,789
Total Machinery				1,076,304
Passenger Airlines — 0.9%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	670,000	683,232 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	610,000	620,462 (a)
Total Passenger Airlines				1,303,694
Trading Companies & Distributors — 0.5%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	250,000	262,136 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	500,000	528,858 (a)
Total Trading Companies & Distributors				790,994

Total Industrials				14,829,011
Information Technology — 4.8%
Communications Equipment — 0.5%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	750,000	796,817 (a)
Electronic Equipment, Instruments & Components — 0.8%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	570,000	610,409 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	540,000	574,282 (a)
Total Electronic Equipment, Instruments & Components				1,184,691
IT Services — 1.1%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	280,000	294,107 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	950,000	931,465 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	370,000	362,462 (a)
Total IT Services				1,588,034
Semiconductors & Semiconductor Equipment — 0.3%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	450,000	467,797 (a)
Software — 1.9%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	370,000	362,728 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,180,000	2,183,690 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	270,000	254,953 (a)
Total Software				2,801,371
Technology Hardware, Storage & Peripherals — 0.2%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	140,000	143,458 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	220,000	232,589 (a)
Total Technology Hardware, Storage & Peripherals				376,047

Total Information Technology				7,214,757
Materials — 4.0%
Chemicals — 0.6%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	160,000	164,892
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	600,000	615,000 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	220,000	182,739 (i)
Total Chemicals				962,631
Containers & Packaging — 0.5%
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	810,000	775,458 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — 2.9%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	370,000	$382,638 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,000,000	1,049,324 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,180,000	1,261,262 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	320,000	335,304 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	210,000	210,841 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	1,108,756
Total Metals & Mining				4,348,125

Total Materials				6,086,214
Real Estate — 3.4%
Diversified REITs — 1.4%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	310,000	303,947
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	122,134
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	640,000	553,527
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	510,000	546,211 (a)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	500,000	507,529 (a)
Total Diversified REITs				2,033,348
Health Care REITs — 0.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	346,000	313,215
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	320,000	333,163 (a)
Total Health Care REITs				646,378
Real Estate Management & Development — 0.7%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	108,284	5,663 (b)(i)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	88,190	1,323 (b)(i)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	116,412	1,601 (b)(i)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	152,810	1,146 (d)(i)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	42,580	319 (b)(i)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	634,367	88,811 (b)(i)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	210,000	222,405 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	740,000	766,851 (a)
Total Real Estate Management & Development				1,088,119
Specialized REITs — 0.9%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	510,000	523,710 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	610,000	626,165 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	180,000	182,406 (a)
Total Specialized REITs				1,332,281

Total Real Estate				5,100,126
Utilities — 1.5%
Electric Utilities — 1.1%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	220,000	229,024 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	830,000	845,174 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	250,000	257,186 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	360,000	$380,603 (a)
Total Electric Utilities				1,711,987
Independent Power and Renewable Electricity Producers — 0.4%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	510,000	541,779 (a)

Total Utilities				2,253,766
Total Corporate Bonds & Notes (Cost — $122,363,672)				128,823,402
Senior Loans — 7.8%
Communication Services — 1.0%
Interactive Media & Services — 0.4%
X Corp., Term Loan B3	9.500%	10/26/29	550,000	577,913 (j)(k)
Media — 0.6%
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	9.562%	5/1/29	1,143,629	993,047 (e)(j)(k)

Total Communication Services				1,570,960
Consumer Discretionary — 1.1%
Automobile Components — 0.3%
ABC Technologies Inc., Term Loan B	11.922-11.923%	1/2/40	528,858	528,858 (e)(f)(g)(j)(k)
First Brands Group LLC, 2022 Incremental Term Loan (1 mo. Term SOFR + 7.114%)	10.786%	3/30/27	266,320	1,011 (e)(j)(k)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.671%	6/29/26	338,958	1,652 (e)(j)(k)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.671%	6/29/26	117,500	23,084 (e)(j)(k)
Total Automobile Components				554,605
Diversified Consumer Services — 0.4%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.489%	6/24/30	666,836	572,645 (e)(j)(k)(l)
Specialty Retail — 0.4%
Kodiak BP LLC, Initial Term Loan (1 mo. Term SOFR + 3.750%)	7.423%	12/4/31	230,000	230,307 (e)(j)(k)
Petco Health & Wellness Co. Inc., 2026 Term Loan (1 mo. Term SOFR + 4.250%)	7.923%	1/22/31	350,000	337,312 (e)(j)(k)
Total Specialty Retail				567,619

Total Consumer Discretionary				1,694,869
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	3/31/28	465,486	465,882 (e)(j)(k)

Financials — 0.7%
Banks — 0.3%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.673%	11/24/32	490,842	480,205 (e)(j)(k)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 3.500%)	7.173%	3/12/29	205,471	204,290 (e)(j)(k)
Financial Services — 0.1%
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.673%	7/31/31	99,750	95,910 (e)(j)(k)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.2%
Broadstreet Partners Inc., 2024 Term Loan B	—	6/13/31	230,000	$220,848 (l)

Total Financials				1,001,253
Health Care — 1.0%
Health Care Providers & Services — 0.8%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.422%	5/16/31	884,303	886,111 (e)(j)(k)
Team Services Holding Inc., Term Loan	—	1/31/33	370,000	349,650 (l)
Total Health Care Providers & Services				1,235,761
Health Care Technology — 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.423%	2/15/29	230,000	224,633 (e)(j)(k)

Total Health Care				1,460,394
Industrials — 1.2%
Building Products — 0.3%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.184%	5/17/28	489,744	393,876 (e)(j)(k)
Electrical Equipment — 0.1%
Osmose Utilities Services Inc., First Lien Initial Term Loan	—	6/23/28	130,000	126,141 (l)
Passenger Airlines — 0.8%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	315,701	51,301 *(m)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	1/2/40	254,925	248,552 (e)(j)(k)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	828,641	725,061 (l)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	7/14/26	63,223	61,643 (e)(j)(k)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	7/14/26	124,868	121,746 (e)(j)(k)
Total Passenger Airlines				1,208,303

Total Industrials				1,728,320
Information Technology — 2.0%
Semiconductors & Semiconductor Equipment — 0.6%
VCI Asset Holdings 2 LLC, Initial Term Loan (6 mo. Term SOFR + 7.750%)	11.500%	2/6/31	850,000	866,999 (e)(f)(g)(j)(k)(l)
Software — 1.4%
Cloudera Inc., Term Loan	—	10/8/28	190,000	168,558 (l)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.673%	2/19/29	500,000	404,585 (e)(j)(k)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	7.917%	7/1/31	553,000	489,601 (e)(j)(k)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	945,250	1,072,367 (j)(k)
Total Software				2,135,111
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	11.622%	6/14/30	32,063	31,042 (e)(j)(k)

Total Information Technology				3,033,152
Materials — 0.5%
Chemicals — 0.2%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.677%	3/15/29	363,932	357,823 (e)(j)(k)(l)
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — 0.3%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (3 mo. CORRA + 2.000%)	4.258%	6/30/26	940,350	$445,160 (e)(f)(g)(j)(k)

Total Materials				802,983
Total Senior Loans (Cost — $12,559,649)				11,757,813
Sovereign Bonds — 2.1%
Angola — 0.5%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	800,000	798,053 (a)
Argentina — 0.3%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	45,920	36,524 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	410,000	401,800 (a)
Total Argentina				438,324
Bahamas — 1.0%

Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,500,000	1,536,000 (a)
Dominican Republic — 0.3%
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	21,000,000 DOP	437,746 (i)

Total Sovereign Bonds (Cost — $2,676,711)				3,210,123
			Shares
Common Stocks — 0.9%
Communication Services — 0.6%
Diversified Telecommunication Services — 0.6%
Altice France Luxco			48,656	912,195 *(n)

Consumer Discretionary — 0.2%
Diversified Consumer Services — 0.2%
WW International Inc.			14,615	310,715 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			14,655	7,035 *(f)(o)
Spirit Aviation Holdings Inc.			8,907	4,275 *

Total Industrials				11,310
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
VCI Asset Holdings 2 LLC			157,687	157,687 *(f)(g)

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			906	14,165 *(f)(g)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			38,203	370 *(f)
Country Garden Holdings Co. Ltd.			5,250	237 *(f)

Total Real Estate				607
Total Common Stocks (Cost — $965,987)				1,406,679
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Preferred Stocks — 0.7%
Financials — 0.7%
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.615%		23,049	$575,073 (e)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.690%		7,274	159,955 (e)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.279%		13,294	303,901 (e)

Total Preferred Stocks (Cost — $1,072,218)				1,038,929
		Maturity Date	Face Amount†
Collateralized Mortgage Obligations(p) — 0.3%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $379,998)	7.023%	1/25/40	380,000	386,250 (a)(e)

Convertible Bonds & Notes — 0.2%
Industrials — 0.1%
Aerospace & Defense — 0.1%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	37,000	42,458
Voyager Technologies Inc., Senior Notes	0.750%	11/15/30	40,000	45,500 (a)

Total Industrials				87,958
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	13,656	171 (i)
Country Garden Holdings Co. Ltd., Senior Notes	0.000%	12/31/31	1,314,242	160,365 (i)

Total Real Estate				160,536
Total Convertible Bonds & Notes (Cost — $258,382)				248,494
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	3,913	62,996 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC		3/12/30	797	382 *(f)
Spirit Airlines LLC		3/12/30	33,991	16,316 *(f)
Spirit Airlines LLC		3/12/30	16,644	7,989 *(a)(f)(o)

Total Warrants (Cost — $679,506)				24,687
Total Investments before Short-Term Investments (Cost — $140,956,123)				146,959,373
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset High Yield Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 3.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,612,673)	3.603%	4,612,673	$4,612,673 (q)(r)
Total Investments — 100.2% (Cost — $145,568,796)			151,572,046
Liabilities in Excess of Other Assets — (0.2)%			(266,556)
Total Net Assets — 100.0%			$151,305,490

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of February 28, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)	The coupon payment on this security is currently in default as of February 28, 2026.
(n)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(o)	Restricted security (Note 3).
(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $4,612,673 and the cost was $4,612,673 (Note 2).

Abbreviation(s) used in this schedule:
CORRA	—	Canadian Overnight Repo Rate Average
DIP	—	Debtor-in-possession
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

 Western Asset High Yield Opportunity Fund Inc.
At February 28, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
GBP	657,846	USD	886,400	BNP Paribas SA	4/16/26	$294
EUR	1,667,930	USD	1,957,230	Citibank N.A.	4/16/26	18,542
GBP	86,000	USD	114,976	Morgan Stanley & Co. Inc.	4/16/26	941
Net unrealized appreciation on open forward foreign currency contracts						$19,777

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Opportunity Fund Inc. (formerly Western Asset High Yield Defined Opportunity Fund Inc.) (the “Fund”) was incorporated in Maryland on July 20, 2010, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$11,330,133	$0 *	$11,330,133
Other Corporate Bonds & Notes	—	117,493,269	—	117,493,269
Senior Loans:
Consumer Discretionary	—	1,166,011	528,858	1,694,869
Information Technology	—	2,166,153	866,999	3,033,152
Materials	—	357,823	445,160	802,983
Other Senior Loans	—	6,226,809	—	6,226,809
Sovereign Bonds	—	3,210,123	—	3,210,123
Common Stocks:
Consumer Discretionary	$310,715	—	—	310,715
Industrials	4,275	7,035	—	11,310
Information Technology	—	—	157,687	157,687
Materials	—	—	14,165	14,165
Other Common Stocks	—	912,802	—	912,802
Preferred Stocks	1,038,929	—	—	1,038,929
Collateralized Mortgage Obligations	—	386,250	—	386,250
Convertible Bonds & Notes	—	248,494	—	248,494
Rights	—	62,996	—	62,996
Warrants	—	24,687	—	24,687
Total Long-Term Investments	1,353,919	143,592,585	2,012,869	146,959,373
Short-Term Investments†	4,612,673	—	—	4,612,673
Total Investments	$5,966,592	$143,592,585	$2,012,869	$151,572,046
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$19,777	—	$19,777
Total	$5,966,592	$143,612,362	$2,012,869	$151,591,823

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	$0 *	—	—	—	—
Health Care	0 *	—	$607	—	—
Senior Loans:
Consumer Discretionary	—	$1,264	—	$17,861	$509,733
Information Technology	—	—	—	19,875	847,124
Materials	894,767	—	—	(494,013)	44,406
Common Stocks:
Information Technology	—	—	—	—	157,687
Materials	18,905	—	—	(4,740)	—
Total	$913,672	$1,264	$607	$(461,017)	$1,558,950

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2026[1]
Corporate Bonds & Notes:
Financials	—	—	—	$0 *	—
Health Care	$(607)	—	—	0 *	—
Senior Loans:
Consumer Discretionary	—	—	—	528,858	$17,861
Information Technology	—	—	—	866,999	19,875
Materials	—	—	—	445,160	(494,013)
Common Stocks:
Information Technology	—	—	—	157,687	—
Materials	—	—	—	14,165	(4,740)
Total	$(607)	—	—	$2,012,869	$(461,017)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report

effected in such company for the period ended February 28, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$4,739,340	$51,128,287	51,128,287	$51,254,954	51,254,954

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$77,769	—	$4,612,673
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 2/28/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	14,655	3/25	$178,401	$7,035	$0.48	0.00%(a)
Spirit Airlines LLC, Warrants	16,644	3/25	202,613	7,989 (b)	0.48	0.01
Total			$381,014	$15,024		0.01%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset High Yield Opportunity Fund Inc. 2026 Quarterly Report